Expense Example	Jul. 29, 2025 USD ($)
Dean Small Cap Value Fund | Dean Small Cap Value Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Dean Mid Cap Value Fund | Dean Mid Cap Value Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,190
Dean Equity Income Fund | Dean Equity Income Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	$ 970